Income Taxes (Details Narrative) (10-K) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Jun. 30, 2019	Jun. 30, 2018
Cumulative net operating loss	$ 10,000
Valuation allowance	$ 73,318		$ 43,410	$ 82,970	$ 92,069
Tax percentage	0.00%	(10.80%)	0.00%	(5.10%)	0.00%	(4.30%)
Statutory income tax rate	21.00%	21.00%	21.00%	21.00%	21.00%	21.00%
United States of America [Member]
Cumulative net operating loss	$ 349,000		$ 717,901	$ 395,095	$ 438,426
Operating loss carryforwards expire year	2027		2037
Valuation allowance	$ 73,000		$ 43,000	$ 82,970	$ 92,069
United States of America [Member] | If Unutilized [Member]
Cumulative net operating loss	$ 24,000
Operating loss carryforwards expire year	2028		2039
Labuan [Member]
Tax percentage	3.00%		3.00%
Hong Kong [Member]
Statutory income tax rate	16.50%		16.50%